Other Investments (Other Investments and Share of Earnings (Loss) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Investee
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 214,406	$ 254,172
Earnings (loss) from equity method investments	77,349	32,153	$ 94,905
Net proceeds from sale of other investments	43,936	0	0
Other real estate equity investments
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity method investments	11,600		32,900
Net proceeds from sale of other investments	39,800
Recognized earnings	31,500
Other Strategic Investments
Schedule of Equity Method Investments [Line Items]
Carrying value	33,350	73,525
Earnings (loss) from equity method investments	9,907	8,586	41,477
Equity Method Investee Two
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity method investments	11,600		$ 23,400
Equity method Investee Three
Schedule of Equity Method Investments [Line Items]
Equity method investee | Investee			1
Oak Hill Funds Group
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity method investments	4,300	2,200	$ 9,000
Real Estate Investment
Schedule of Equity Method Investments [Line Items]
Carrying value	181,056	180,647
Earnings (loss) from equity method investments	67,442	23,567	53,428
Real Estate Investment | iStar Net Lease I LLC
Schedule of Equity Method Investments [Line Items]
Carrying value	92,669	69,096
Earnings (loss) from equity method investments	3,567	5,221	1,915
Real Estate Investment | Marina Palms
Schedule of Equity Method Investments [Line Items]
Carrying value	35,185	30,099
Earnings (loss) from equity method investments	22,053	23,626	14,671
Real Estate Investment | Other real estate equity investments
Schedule of Equity Method Investments [Line Items]
Carrying value	53,202	81,452
Earnings (loss) from equity method investments	41,822	$ (5,280)	$ 36,842
Noncontrolling Interests
Schedule of Equity Method Investments [Line Items]
Recognized earnings	$ 10,100